Segment Information (Details) - Schedule of Long-Lived Assets By Geographic Location - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Long-Lived Assets By Geographic Location [Line Items]
Long-lived assets by geographic location	$ 24,022	$ 24,547
Middle East [Member]
Schedule of Long-Lived Assets By Geographic Location [Line Items]
Long-lived assets by geographic location	21,346	21,765
Africa [Member]
Schedule of Long-Lived Assets By Geographic Location [Line Items]
Long-lived assets by geographic location	96	188
UK [Member]
Schedule of Long-Lived Assets By Geographic Location [Line Items]
Long-lived assets by geographic location	1,839	2,482
Asia [Member]
Schedule of Long-Lived Assets By Geographic Location [Line Items]
Long-lived assets by geographic location	17	8
Europe [Member]
Schedule of Long-Lived Assets By Geographic Location [Line Items]
Long-lived assets by geographic location	458	20
North America [Member]
Schedule of Long-Lived Assets By Geographic Location [Line Items]
Long-lived assets by geographic location	$ 266	$ 84